Note 10 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Assets and Liabilities, Lessee [Table Text Block]
		Years Ended December 31
	Classification on Consolidated Balance Sheet	2020	2019

Assets
Operating lease assets	Property and equipment, net	$2,912	$2,742
Liabilities
Current - operating	Current lease liabilities	$865	$827
Noncurrent - operating	Noncurrent lease liabilities	2,091	1,932

Total lease liabilities		$2,956	$2,759

Weighted-average remaining lease term - operating leases (years)		5.02	6.00
Weighted-average discount rate - operating leases (1)		2.84%	2.14%

Lease, Cost [Table Text Block]
	Years Ended December 31
	2020	2019
Cash paid for operating leases	$1,614	$1,648

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year	Operating Leases

2021	$917
2022	689
2023	508
2024	229
2025	144
Thereafter	476

Total minimum lease payments	2,963
Less: amount of lease payments representing interest	(7)
Present value of future minimum lease payments	2,956
Less: current obligation under leases	(865)
Long-term lease obligations	$2,091